Income tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2019
Income tax expense	$ 1,419	$ 1,511	$ 2,381	$ 3,421
Reduction of the tax rate			22.00%			25.00%
Non-cash income tax expense	218	220	$ 423	422
Increases in uncertain tax positions	96	$ 101	193	$ 211
Unrecognized tax benefits	$ 2,476		$ 2,476			$ 2,283
Scenario, Forecast [Member]
Reduction of the tax rate					22.00%